Finance Receivables - Summary of Changes in Allowance for Credit Losses in Finance Receivables (Detail) - Finance receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 89.1	₨ 6,513.7	₨ 8,330.5	₨ 11,717.9
Effect of IFRS 9 transition				177.8
Allowances made during the year	131.1	9,579.4	6,602.1	3,202.4
Written off	(49.5)	(3,616.3)	(8,418.9)	(6,767.6)
Balance at the end	$ 170.7	₨ 12,476.8	₨ 6,513.7	₨ 8,330.5